Summary of Significant Accounting Policies - Reconciliation of Ordinary Shares (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies
Gross proceeds	$ 125,000,000
Less: Proceeds allocated to Public Warrants at issuance	(16,548,464)
Less: Redeemable shares issuance costs	(6,647,710)
Accretion of carrying value to redemption value	23,196,174
Redeemable ordinary shares subject to possible redemption	$ 125,000,000